Supplemental information on oil and gas activities (Schedule of Costs Incurred in Exploration, Property Acquisitions and Development) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	$ 0	$ 0
Acquisition of properties, Unproved	0	0
Total property acquisition	0	0
Exploration	81,928	76,187	$ 45,769
Development	126,060	99,619	81,000
Total costs incurred	207,988	175,806	126,769
Colombia
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	66,953	48,771	40,828
Development	125,997	89,231	81,310
Total costs incurred	192,950	138,002	122,138
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	56	116	3,940
Development	(564)	9,952	1,900
Total costs incurred	(508)	10,068	5,840
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	107	0	3
Development	255	(212)	(2,212)
Total costs incurred	362	(212)	(2,209)
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	1,481	779	998
Development	0	0	2
Total costs incurred	1,481	779	$ 1,000
Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0
Acquisition of properties, Unproved	0	0
Total property acquisition	0	0
Exploration	13,331	26,521
Development	372	648
Total costs incurred	$ 13,703	$ 27,169